PIA HIGH YIELD FUND
Schedule of Investments - August 31, 2021 (Unaudited)

Principal Amount/Shares			Value
	COMMON STOCKS	0.2%
	Building Materials
2,996	Northwest Hardwoods (e)(f)		$137,017
	Total Common Stocks (cost $137,017)		137,017

	CORPORATE BONDS	97.0%
	Advertising	1.2%
	Clear Channel Outdoor Holdings, Inc.
$750,000	7.75%, due 4/15/28 (a)		783,037
	Advertising Sales	0.8%
	Outfront Media Capital LLC / Outfront Media Capital Corp.
500,000	4.25%, due 1/15/29 (a)		501,875
	Aerospace/Defense	2.2%
	F-Brasile SpA / F-Brasile US LLC
700,000	7.375%, due 8/15/26 (a)		724,807
	Triumph Group, Inc.
700,000	7.75%, due 8/15/25		699,125
			1,423,932
	Appliances	1.2%
	WASH Multifamily Acquisition, Inc.
750,000	5.75%, due 4/15/26 (a)		785,648
	Auto Manufacturers	0.9%
	PM General Purchaser LLC
550,000	9.50%, due 10/1/28 (a)		598,785
	Auto Parts & Equipment	2.3%
	Dealer Tire LLC / DT Issuer LLC
650,000	8.00%, due 2/1/28 (a)		693,063
	Titan International, Inc.
750,000	7.00%, due 4/30/28 (a)		784,845
			1,477,908
	Building & Construction	1.1%
	Brundage-Bone Concrete Pumping Holdings, Inc.
650,000	6.00%, due 2/1/26 (a)		679,250
	Building - Heavy Construction	1.0%
	IEA Energy Services LLC
650,000	6.625%, due 8/15/29 (a)		645,379
	Building Materials	3.3%
	APi Group DE, Inc.
625,000	4.125%, due 7/15/29 (a)		613,294
	CP Atlas Buyer, Inc.
650,000	7.00%, due 12/1/28 (a)		663,813
	SRM Escrow Issuer LLC
750,000	6.00%, due 11/1/28 (a)		795,937
			2,073,044
	Chemicals	1.4%
	Consolidated Energy Finance SA
635,000	6.875%, due 6/15/25 (a)		656,431
200,000	6.50%, due 5/15/26 (a)		203,269
			859,700
	Chemicals - Diversified	4.2%
	Innophos Holdings, Inc.
500,000	9.375%, due 2/15/28 (a)		542,328
	Iris Holdings, Inc.
350,000	8.75% Cash or 9.50% PIK, due 2/15/26 (a) (c)		358,689
	Polar US Borrower LLC / Schenectady International Group, Inc.
825,000	6.75%, due 5/15/26 (a)		834,281
	SCIH Salt Holdings, Inc.
500,000	4.875%, due 5/1/28 (a)		504,275
475,000	6.625%, due 5/1/29 (a)		467,797
			2,707,370
	Chemicals - Plastics	1.1%
	Neon Holdings, Inc.
650,000	10.125%, due 4/1/26 (a)		702,777
	Chemicals - Specialty	1.2%
	Herens Holdco Sarl
750,000	4.75%, due 5/15/28 (a)		753,623
	Commercial Services	5.6%
	Alta Equipment Group, Inc.
700,000	5.625%, due 4/15/26 (a)		720,125
	APX Group, Inc.
315,000	6.75%, due 2/15/27 (a)		336,263
	CPI CG, Inc.
750,000	8.625%, due 3/15/26 (a)		819,059
	NESCO Holdings II, Inc.
800,000	5.50%, due 4/15/29 (a)		830,840
	StoneMor, Inc.
875,000	8.50%, due 5/15/29 (a)		896,012
			3,602,299
	Consumer Services	2.4%
	Cimpress Plc
650,000	7.00%, due 6/15/26 (a)		680,063
	Quad Graphics, Inc.
800,000	7.00%, due 5/1/22		817,999
			1,498,062
	Containers and Packaging	2.0%
	Pactiv LLC
500,000	8.375%, due 4/15/27		579,025
	Plastipak Holdings, Inc.
680,000	6.25%, due 10/15/25 (a)		692,750
			1,271,775
	Diversified Financial Services	1.5%
	VistaJet Malta Finance PLC / XO Management Holding, Inc.
850,000	10.50%, due 6/1/24 (a)		923,355
	Diversified Manufacturing	0.4%
	FXI Holdings, Inc.
197,000	12.25%, due 11/15/26 (a)		224,635
	Electronics	1.1%
	Atkore, Inc.
700,000	4.25%, due 6/1/31 (a)		724,595
	Engineering & Construction	1.1%
	PowerTeam Services LLC
650,000	9.033%, due 12/4/25 (a)		710,937
	Enterprise Software & Services	2.4%
	Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl
875,000	4.625%, due 5/1/28 (a)		867,081
	Rocket Software, Inc.
700,000	6.50%, due 2/15/29 (a)		660,527
			1,527,608
	Environmental Control	0.9%
	Tervita Corp.
478,000	11.00%, due 12/1/25 (a)		550,439
	Financial Services	1.0%
	Arrow Bidco LLC
650,000	9.50%, due 3/15/24 (a)		667,069

	Food and Beverage	1.1%
	Dean Foods Co.
600,000	6.50%, due 3/15/23 (a) (d)		9,375
	Sigma Holdco BV
700,000	7.875%, due 5/15/26 (a)		702,625
			712,000
	Forest and Paper Products Manufacturing	0.8%
	Schweitzer-Mauduit International, Inc.
475,000	6.875%, due 10/1/26 (a)		498,156
	Healthcare - Services	3.2%
	Akumin Escrow, Inc.
650,000	7.50%, due 8/1/28 (a)		624,985
	Hadrian Merger Sub, Inc.
664,000	8.50%, due 5/1/26 (a)		691,210
	ModivCare Escrow Issuer, Inc.
725,000	5.00%, due 10/1/29 (a)		747,979
			2,064,174
	Home Improvement	1.0%
	Apex Tool Group LLC/BC Mountain Finance, Inc.
600,000	9.00%, due 2/15/23 (a)		604,386
	Household Products/Warehouse	1.2%
	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
775,000	5.00%, due 12/31/26 (a)		772,280
	Industrial - Other	1.1%
	Cleaver-Brooks, Inc.
725,000	7.875%, due 3/1/23 (a)		715,901
	Machinery - Thermal Process	1.0%
	GrafTech Finance, Inc.
650,000	4.625%, due 12/15/28 (a)		663,813
	Machinery Manufacturing	2.3%
	Granite US Holdings Corp.
450,000	11.00%, due 10/1/27 (a)		500,625
	JPW Industries Holding Corp.
825,000	9.00%, due 10/1/24 (a)		867,058
	MAI Holdings, Inc.
600,000	9.50%, due 6/1/23 (a) (e)		126,000
			1,493,683
	Manufactured Goods	2.1%
	FXI Holdings, Inc.
634,000	7.875%, due 11/1/24 (a)		652,196
	Park-Ohio Industries, Inc.
710,000	6.625%, due 4/15/27		705,349
			1,357,545
	Marine Transportation	1.1%
	Altera Infrastructure LP/Teekay Offshore Finance Corp.
750,000	8.50%, due 7/15/23 (a)		689,543
	Media	1.0%
	Univision Communications, Inc.
625,000	4.50%, due 5/1/29 (a)		634,781
	Media Entertainment	1.8%
	Diamond Sports Group LLC / Diamond Sports Finance Co.
620,000	5.375%, due 8/15/26 (a)		411,959
	Getty Images, Inc.
700,000	9.75%, due 3/1/27 (a)		752,318
			1,164,277
	Metals and Mining	2.4%
	SunCoke Energy, Inc.
725,000	4.875%, due 6/30/29 (a)		735,229
	TMS International Corp./DE
750,000	6.25%, due 4/15/29 (a)		787,087
			1,522,316
	Midstream	1.3%
	Rockpoint Gas Storage Canada Ltd.
800,000	7.00%, due 3/31/23 (a)		814,856
	Office Automation & Equipment	1.3%
	Pitney Bowes, Inc.
750,000	6.875%, due 3/15/27 (a)		799,688
	Oil and Gas Services	4.0%
	Archrock Partners LP / Archrock Partners Finance Corp.
425,000	6.875%, due 4/1/27 (a)		442,003
175,000	6.25%, due 4/1/28 (a)		178,500
	CSI Compressco LP / CSI Compressco Finance, Inc.
775,000	7.50%, due 4/1/25 (a)		773,493
	Exterran Energy Solutions LP / EES Finance Corp.
650,000	8.125%, due 5/1/25		585,848
	USA Compression Partners LP/USA Compression Finance Corp.
315,000	6.875%, due 4/1/26		327,707
250,000	6.875%, due 9/1/27		262,168
			2,569,719
	Packaging	1.0%
	Mauser Packaging Solutions Holding Co.
620,000	5.50%, due 4/15/24 (a)		628,029
	Paper	1.5%
	Clearwater Paper Corp.
750,000	4.75%, due 8/15/28 (a)		770,963
	Mercer International, Inc.
200,000	5.125%, due 2/1/29		202,250
			973,213
	Pipelines	6.9%
	Genesis Energy LP / Genesis Energy Finance Corp.
75,000	8.00%, due 1/15/27		74,571
675,000	7.75%, due 2/1/28		662,580
	ITT Holdings LLC
725,000	6.50%, due 8/1/29 (a)		740,406
	Martin Midstream Partners LP / Martin Midstream Finance Corp.
750,000	11.50%, due 2/28/25 (a)		771,567
	Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
700,000	5.50%, due 8/15/22		697,179
750,000	5.75%, due 4/15/25		684,473
	TransMontaigne Partners LP/TLP Finance Corp.
750,000	6.125%, due 2/15/26		771,214
			4,401,990
	Poultry	1.2%
	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
725,000	4.625%, due 3/1/29 (a)		738,703
	Publishing and Broadcasting	1.0%
	Salem Media Group, Inc.
675,000	6.75%, due 6/1/24 (a)		659,374
	Radio	5.8%
	Audacy Capital Corp.
700,000	6.75%, due 3/31/29 (a)		705,495
	Beasley Mezzanine Holdings LLC
700,000	8.625%, due 2/1/26 (a)		713,160
	Spanish Broadcasting System, Inc.
750,000	9.75%, due 3/1/26 (a)		765,975
	Townsquare Media, Inc.
710,000	6.875%, due 2/1/26 (a)		753,488
	Urban One, Inc.
700,000	7.375%, due 2/1/28 (a)		755,713
			3,693,831

	Real Estate	0.7%
	GEO Group, Inc.
500,000	5.125%, due 4/1/23		475,625
	REITs - Storage	0.9%
	Iron Mountain, Inc.
550,000	5.00%, due 7/15/28 (a)		575,438
	Retail - Leisure Products	1.1%
	Party City Holdings, Inc.
700,000	8.75%, due 2/15/26 (a)		730,625
	Retail - Office Supplies	1.7%
	Staples, Inc.
500,000	7.50%, due 4/15/26 (a)		505,625
600,000	10.75%, due 4/15/27 (a)		585,749
			1,091,374
	Retail - Propane Distribution	1.1%
	Ferrellgas LP / Ferrellgas Finance Corp.
700,000	5.875%, due 4/1/29 (a)		688,023
	Software and Services	0.7%
	Exela Intermediate LLC/Exela Finance, Inc.
600,000	10.00%, due 7/15/23 (a)		450,750
	Tobacco Manufacturing	1.0%
	Vector Group Ltd.
625,000	5.75%, due 2/1/29 (a)		636,719
	Transportation Services	3.2%
	Bristow Group, Inc.
750,000	6.875%, due 3/1/28 (a)		788,171
	First Student Bidco, Inc. / First Transit Parent, Inc.
750,000	4.00%, due 7/31/29 (a)		745,260
	LBC Tank Terminals Holding
500,000	6.875%, due 5/15/23 (a)		500,920
			2,034,351
	Water	1.3%
	Solaris Midstream Holdings LLC
750,000	7.625%, due 4/1/26 (a)		796,016
	Wireline Telecommunications Services	0.9%
	Intrado Corp.
584,000	8.50%, due 10/15/25 (a)		561,370
	Total Corporate Bonds (cost $61,667,113)		61,905,651

	BANK LOANS	0.3%
	Building Materials
	Northwest Hardwoods Secured Term Loan
232,414	7.50%, due 1/29/26		218,469
	Total Bank Loans (cost $215,870)		218,469

	MONEY MARKET FUND	0.8%
493,575	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b)		493,575
	Total Money Market Fund (cost $493,575)		493,575

	Total Investments (cost $62,513,575)	98.3%	62,754,712
	Other Assets less Liabilities	1.7%	1,109,505
	TOTAL NET ASSETS	100.0%	$63,864,217

(a)	Security purchased within the terms of a private placement memorandum, exempt
	from registration under Rule 144A of the Securities Act of 1933, as amended, and
	may be sold only to dealers in the program or other "qualified institutional buyers."
	As of August 31, 2021, the value of these investments was $54,360,538 or 85.12% of total net assets.
(b)	Rate shown is the 7-day annualized yield as of August 31, 2021.
(c)	Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
(d)	Security is in default.
(e)	Security valued at fair value using methods determined in good faith by or at the direction of the
	Board of Trustees of Advisors Series Trust. Value determined using significant unobservable inputs.
	As of August 31, 2021, the total value of fair valued securities was $263,017 or 0.41% of
	total net assets.
(f)	Non-income producing security.

PIA High Yield Fund
Summary of Fair Value Disclosure at August 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2021:

PIA High Yield Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$-	$-	$137,017	$137,017
Fixed Income
Corporate Bonds	-	61,779,651	126,000	61,905,651
Bank Loans	-	218,469	-	218,469
Total Fixed Income	-	61,998,120	126,000	62,124,120
Money Market Fund	493,575	-	-	493,575
Total Investments	$493,575	$61,998,120	$263,017	$62,754,712

Refer to the Fund’s schedule of investments for a detailed break-out of securities.

PIA High Yield Fund
Level 3 Reconciliation Disclosure

Investments in Securities, at Value
Common Stocks
Balance as of November 30, 2020	$-
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Purchases	-
Sales	-
Transfers in and/or out of Level 3	137,017
Balance as of August 31, 2021	$137,017

Investments in Securities, at Value
Corporate Bonds
Balance as of November 30, 2020	$126,000
Accrued discounts/premiums	2,739
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	(2,739)
Purchases	-
Sales	-
Transfers in and/or out of Level 3	-
Balance as of August 31, 2021	$126,000

The change in unrealized appreciation/(depreciation) for Level 3 securities still held at August 31, 2021, and still classified as Level 3 was $(2,739).